Other financial assets (Details 1) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other financial assets [Line Items]
Other financial assets	$ 8,147,815	$ 6,533,725
Not later than one year [member]
Disclosure of Other financial assets [Line Items]
Other financial assets	5,321,098	2,967,878
Later than one year and not later than two years [member]
Disclosure of Other financial assets [Line Items]
Other financial assets	1,847,241	1,588,145
Later than two years and not later than five years [member]
Disclosure of Other financial assets [Line Items]
Other financial assets	823,425	1,817,558
Later than five years [member]
Disclosure of Other financial assets [Line Items]
Other financial assets	$ 156,051	$ 160,144